Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2021
Equity [abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥(14,906)	¥(7,147)	¥2,147
Tax effects	3,241	749	2,719
Remeasurement of defined benefit pension plans	¥(11,665)	¥(6,398)	¥4,866

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥39,276	¥(190,190)	¥284,350
Reclassification adjustments to profit or (loss)	(3,134)	399	(112)
Before tax effects	36,142	(189,791)	284,238
Tax effects	(5,166)	(17,281)	25,066
Exchange differences on translation of foreign operations	¥30,976	¥(207,072)	¥309,304

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥7,202	¥(6,722)	¥79,364
Tax effects	(1,202)	3,210	(17,498)
Changes in fair value of financial assets measured at fair value through OCI	¥6,000	¥(3,512)	¥61,866

Cash flow hedges:
Amounts arising during the year	¥(28,063)	¥(37,626)	¥(40,833)
Reclassification adjustments to profit or (loss)	(6,363)	620	(24,485)
Before tax effects	(34,426)	(37,006)	(65,318)
Tax effects	633	11,317	19,973
Cash flow hedges	¥(33,793)	¥(25,689)	¥(45,345)

Hedging cost:
Amounts arising during the year	¥(4,088)	¥(344)	¥(9,978)
Reclassification adjustments to profit or (loss)	(908)	(890)	(3,200)
Before tax effects	(4,996)	(1,234)	(13,178)
Tax effects	87	377	4,031
Hedging cost	¥(4,909)	¥(857)	¥(9,147)

Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	¥(101)	¥(181)	¥(299)
Reclassification adjustments to profit or (loss)	7	—	—
Before tax effects	(94)	(181)	(299)
Tax effects	—	—	—
Share of other comprehensive income of investments accounted for using the equity method	¥(94)	¥(181)	¥(299)
Total other comprehensive income (loss) for the year	¥(13,485)	¥(243,709)	¥321,245